SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Cash Flow Statement [Abstract]
Stock-based compensation	$ 1	$ 1	$ 2	$ 2
Pension funding (greater) less than expense	(1)	(1)	(2)	(2)
Cash interest paid less than interest expense	(8)	(8)	1	0
Amortization of debt issue costs	0	0	1	1
Unrealized (gain) loss on outstanding currency forwards	(3)	1	0	1
Unrealized foreign exchange loss (gain) on translation of monetary balances	0	0	4	(2)
Other	0	2	1	2
Other items	$ (11)	$ (5)	$ 7	$ 2